Segment information - Non-Current Assets, Net Revenue and Fair Value Gains (Losses) by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 1,422,623	$ 1,358,292	$ 1,493,220
Investment property	32,132	31,179	34,295
Biological assets	19,355	14,725
Sales of goods and services rendered	1,124,352	817,764	887,138
Initial recognition and changes in fair value of biological assets and agricultural produce	227,740	122,729	68,589
Changes in net realizable value of agricultural produce after harvest	(12,879)	7,005	1,825
Operating segments
Disclosure of geographical areas [line items]
Property, plant and equipment	1,422,623	1,358,292
Investment property	32,132	31,179
Goodwill	16,626	14,482
Biological assets	19,355	14,725
Sales of goods and services rendered	1,097,723	822,475	891,554
Initial recognition and changes in fair value of biological assets and agricultural produce	211,198	124,742	70,295
Changes in net realizable value of agricultural produce after harvest	(11,658)	7,076	1,542
Operating segments | Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment	868,527	811,653
Investment property	32,132	31,179
Goodwill	12,713	10,280
Biological assets	19,355	14,725
Sales of goods and services rendered	284,026	389,018	229,547
Initial recognition and changes in fair value of biological assets and agricultural produce	120,255	72,391	55,760
Changes in net realizable value of agricultural produce after harvest	(9,679)	6,770	2,682
Operating segments | Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment	542,710	535,857
Investment property	0	0
Goodwill	3,913	4,202
Biological assets	0	0
Sales of goods and services rendered	385,959	411,779	462,174
Initial recognition and changes in fair value of biological assets and agricultural produce	88,659	50,348	13,167
Changes in net realizable value of agricultural produce after harvest	(1,496)	(88)	(8)
Operating segments | Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment	11,386	10,782
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Sales of goods and services rendered	427,661	21,678	199,833
Initial recognition and changes in fair value of biological assets and agricultural produce	2,284	2,003	1,368
Changes in net realizable value of agricultural produce after harvest	(483)	$ 394	$ (1,132)
Operating segments | Others
Disclosure of geographical areas [line items]
Property, plant and equipment	0
Investment property	0
Goodwill	0
Biological assets	0
Sales of goods and services rendered	77
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	$ 0